9. Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 9.	RELATED PARTY TRANSACTIONS

The following table sets forth the components of the Company’s related party liabilities on December 31, 2020, and December 31, 2019.

	December 31, 2020	December 31, 2019

Accounts payable and accrued payroll, related party(a)	$655,171	$582,096
Accrued expense - related party(b)	756,738	606,356
Total accounts payable and accrued liabilities	$1,411,909	$1,188,452

(a)	Accounts payable and accrued payroll-related parties as of December 31, 2020, is comprised of the following:

Interest-free loans of $75,000 and $180,000 from James Samuelson, a director, and the Company’s CEO and a director, respectively, amounting and $19,758 due to former directors to a total of $274,758, accrued salaries for officers and employees and other payables amounting to $380,413.

(b) Accrued expense related parties of $756,738 is comprised of bonuses and fees due to current and former directors and officers of the Company. As of December 31, 2020, and December 31, 2019, there was $150,000 due to claims received from two former directors, which was purported to be accrued salaries arising out of services provided in 2015 and 2016. Management is in the process of reviewing these claims.

Effective March 22, 2020, the Company established its principal place of business and leases offices at 3600, 888 – 3rd St SW, Calgary, Alberta, Canada, T2P 5C5. The lease may be terminated by either party on 30 days’ notice. Rent is $4,000 CAD per month. This space was provided by a company to which, Mr. Orman, one of the Company’s directors, serves as a Director.

See Note 16, Subsequent Events, below, for additional related party transactions.